Annual Fund Operating Expenses - Hartford AARP Balanced Retirement Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.31%	[1]
Distribution and service (12b-1) fees	0.25%
Other expenses	0.44%
Acquired Fund Fees and Expenses	0.12%
Total Expenses	1.12%	[2]
Fee waiver and/or expense reimbursement	0.12%	[3]
Total annual fund operating expenses	1.00%	[3]
Class C
Operating Expenses:
Management fees	0.31%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses	0.44%
Acquired Fund Fees and Expenses	0.12%
Total Expenses	1.87%	[2]
Fee waiver and/or expense reimbursement	0.12%	[3]
Total annual fund operating expenses	1.75%	[3]
Class I
Operating Expenses:
Management fees	0.31%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.38%
Acquired Fund Fees and Expenses	0.12%
Total Expenses	0.81%	[2]
Fee waiver and/or expense reimbursement	0.11%	[3]
Total annual fund operating expenses	0.70%	[3]
Class R3
Operating Expenses:
Management fees	0.31%	[1]
Distribution and service (12b-1) fees	0.50%
Other expenses	0.51%
Acquired Fund Fees and Expenses	0.12%
Total Expenses	1.44%	[2]
Fee waiver and/or expense reimbursement	0.22%	[3]
Total annual fund operating expenses	1.22%	[3]
Class R4
Operating Expenses:
Management fees	0.31%	[1]
Distribution and service (12b-1) fees	0.25%
Other expenses	0.46%
Acquired Fund Fees and Expenses	0.12%
Total Expenses	1.14%	[2]
Fee waiver and/or expense reimbursement	0.22%	[3]
Total annual fund operating expenses	0.92%	[3]
Class R5
Operating Expenses:
Management fees	0.31%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.41%
Acquired Fund Fees and Expenses	0.12%
Total Expenses	0.84%	[2]
Fee waiver and/or expense reimbursement	0.25%	[3]
Total annual fund operating expenses	0.59%	[3]
Class R6
Operating Expenses:
Management fees	0.31%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.30%
Acquired Fund Fees and Expenses	0.12%
Total Expenses	0.73%	[2]
Fee waiver and/or expense reimbursement	0.24%	[3]
Total annual fund operating expenses	0.49%	[3]
Class Y
Operating Expenses:
Management fees	0.31%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.40%
Acquired Fund Fees and Expenses	0.12%
Total Expenses	0.83%	[2]
Fee waiver and/or expense reimbursement	0.24%	[3]
Total annual fund operating expenses	0.59%	[3]
Class F
Operating Expenses:
Management fees	0.31%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.30%
Acquired Fund Fees and Expenses	0.12%
Total Expenses	0.73%	[2]
Fee waiver and/or expense reimbursement	0.24%	[3]
Total annual fund operating expenses	0.49%	[3]

[1]	“Management fees” may vary based on the percentage of the Fund’s assets that is invested in one or more investment companies for which Hartford Funds Management Company, LLC (the “Investment Manager”) or its affiliates serves as investment manager (“Affiliated Funds”). The Fund does not pay a management fee for the portion of the Fund’s assets invested in the Affiliated Funds.
[2]	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	The Investment Manager has contractually agreed to reimburse the Fund’s expenses (exclusive of taxes, interest expenses, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses from the Fund’s investments in investment companies other than Affiliated Funds) to the extent necessary to limit total annual fund operating expenses (including acquired fund fees and expenses related to the Fund’s investments in Affiliated Funds) as follows: 0.96% (Class A), 1.71% (Class C), 0.66% (Class I), 1.18% (Class R3), 0.88% (Class R4), 0.55% (Class R5), 0.45% (Class R6), 0.55% (Class Y), and 0.45% (Class F). This contractual arrangement will remain in effect until February 28, 2022 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.